Leases (Details) - USD ($)			12 Months Ended
	Aug. 10, 2021	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases description	the Company expanded its leases from 581 square meters to approximately 813 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 31, 2023, with additional option to extend until July 31, 2026.	the Company expanded its leases from 494 square meters to approximately 581 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 14, 2022, with additional option to extend until July 14, 2025.
Bank guarantee			$ 20
Operating lease, right-of-use asset			668,000	$ 913,000
Operating leases totaled			$ 597,000	$ 909,000